Income Taxes - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares
Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Income tax expenses	¥ 11,992,000	$ 1,739	¥ (19,618,000)	¥ (236,000)
Income tax benefit/expenses if the tax holidays granted to Wuhan Shangde were not available	¥ 24,338		¥ (11,560)
Basic | (per share)	¥ 94.14	$ 13.65	¥ 32.56	¥ (63.74)
Diluted | (per share)	¥ 94.14	$ 13.65	¥ 32.56	¥ (63.74)
Uncertain tax positions	¥ 0		¥ 0	¥ 0
Income tax rate outside the PRC	25.00%	25.00%
PRC available for distribution earnings	¥ 167,946,000
Wuhan Shangde Online Education Technology Co., Ltd. ("Wuhan Shangde")
Income Taxes [Line Items]
Basic | ¥ / shares			¥ 31.36
Diluted | ¥ / shares	¥ 92.34
Maximum
Income Taxes [Line Items]
Payment of dividends withholding tax, percentage	10.00%	10.00%
Minimum
Income Taxes [Line Items]
Payment of dividends withholding tax, percentage	5.00%	5.00%
Hong Kong
Income Taxes [Line Items]
Income tax expenses	¥ 0		¥ 0	¥ 0
Hong Kong | For the First 2 Million Profits
Income Taxes [Line Items]
Statutory income tax rate	8.25%	8.25%
Hong Kong | For the Remaining Profits
Income Taxes [Line Items]
Statutory income tax rate	16.50%	16.50%
China
Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%
China | subsidiaries and the Variable Interest Entities
Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%
Operating loss carryforwards	¥ 2,544,003
Expiration start date	Dec. 31, 2023	Dec. 31, 2023
Expiration end date	Dec. 31, 2029	Dec. 31, 2029
China | 2016 | Beijing Shangde Online Education Technology Company Limited
Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%
Preferential tax rate description	Beijing Sunlands was qualified as “high and new technology enterprise strongly supported by the State” (“HNTE”) and was accordingly entitled to a preferential tax rate of 15% from calendar years 2016 through 2020. For 2021 and 2022, Beijing Sunlands was subject to an EIT rate of 25%.	Beijing Sunlands was qualified as “high and new technology enterprise strongly supported by the State” (“HNTE”) and was accordingly entitled to a preferential tax rate of 15% from calendar years 2016 through 2020. For 2021 and 2022, Beijing Sunlands was subject to an EIT rate of 25%.
Preferential tax rate	15.00%	15.00%
Preferential tax exemption approved start year	2016	2016
Preferential tax exemption approved end year	2020	2020
China | 2021 | Wuhan Shangde Online Education Technology Co., Ltd. ("Wuhan Shangde")
Income Taxes [Line Items]
Statutory income tax rate	15.00%	15.00%
Preferential tax rate description	Wuhan Shangde was qualified as HNTE and is accordingly entitled to a preferential tax rate of 15% from calendar years 2021 through 2023 and expected to be subject to an EIT rate of 15% as long as it maintains its status as a HNTE.	Wuhan Shangde was qualified as HNTE and is accordingly entitled to a preferential tax rate of 15% from calendar years 2021 through 2023 and expected to be subject to an EIT rate of 15% as long as it maintains its status as a HNTE.
Preferential tax rate	15.00%	15.00%
Preferential tax exemption approved start year	2021	2021
Preferential tax exemption approved end year	2023	2023